Derivative instruments and risk management - Offsetting (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Derivative assets
Gross fair value recognized	$ 13,845	$ 32,692
Less: offset applied under master netting agreements	(7,153)	(2,233)
Net fair value presented in the consolidated balance sheets	6,692	30,459
Positions not offset in the consolidated balance sheets, Gross fair value of derivatives	0	0
Positions not offset in the consolidated balance sheets, Cash collateral received/paid	(3)	(3,224)
Net exposures	6,689	27,235
Derivative liabilities
Gross fair value recognized	32,687	32,059
Less: offset applied under master netting agreements	(7,153)	(2,233)
Net fair value presented in the consolidated balance sheets	25,534	29,826
Positions not offset in the consolidated balance sheets, Gross fair value of derivatives	0	0
Positions not offset in the consolidated balance sheets, Cash collateral received/paid	(3,042)	(997)
Net exposures	22,492	28,829
Net fair value	$ (18,842)	$ 633